Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
18	WARRANT LIABILITIES

As of December 31, 2024 and December 31, 2025, the Company had issued few types of warrants that are classified as financial liabilities in accordance with IFRS 9 – Financial Instruments and IAS 32 – Financial Instruments: Presentation.

Warrant – Exchange Listing

Pursuant to an advisory agreement entered with Exchange Listing, LLC, a Nevada limited liability company, the Company issued a total of 250,000 warrants on March 26, 2023, exercisable at US$ 4.00 per share.

Warrant – Series A and Series B

On January 17, 2024, the Company issued an aggregate of 2,200,000 ordinary shares, together with Series A Warrants and Series B Warrants, each to purchase up to 2,200,000 ordinary shares. The Series A Warrants have a term of five years and are exercisable at US$ 1.25 per share, while the Series B Warrants have a term of 18 months, also exercisable at US$ 1.25 per share.

Detachable warrant – convertible note

On August 13, 2025, the Company entered into a Securities Purchase Agreement (“SPA”) with Alumni Capital LP for the issuance of senior secured convertible notes with an aggregate principal amount of up to US$61.2 million, together with detachable warrants. Under the terms of the SPA, the Company may issue the convertible notes in multiple tranches. During the financial year, the Company issued Tranche 1 with a principal amount of US$3.0 million, together with detachable warrants representing US$375,000; Tranche 2 with a principal amount of US$4.2 million, together with detachable warrants representing US$525,000; and Tranches 3 and 4, each with a principal amount of US$4.8 million, together with detachable warrants representing US$600,000 for each tranche. The detachable warrants issued in connection with each tranche represent 15% of the purchase price of the respective convertible note. (convertible noted details see Note19)

Detachable warrant – Equity line of credit “ELOC”

On May 21, 2025, the Company entered into an Equity Line of Credit (“ELOC”) Purchase Agreement with Alumni Capital LP (“Alumni”), pursuant to which Alumni committed to purchase up to US$135.0 million of the Company’s ordinary shares, at the Company’s discretion, during the commitment period and subject to the terms and conditions of the agreement. Concurrently, the Company issued a detachable warrant representing US$20.25 million to Alumni as consideration for entering and performing its obligations under the ELOC arrangement. The ELOC represents a committed equity financing arrangement and does not create a contractual obligation for the Company to repay cash or another financial asset. Accordingly, no financial liability is recognised in respect of the ELOC commitment itself until individual Purchase Notices are exercised.

The warrant entitles the holder to acquire ordinary shares during the contractual exercise period. The exercise price is determined using a contractual formula based on the Company’s outstanding ordinary shares at the exercise date and includes cashless exercise and adjustment provisions. Management concluded that the warrant does not satisfy the fixed-for-fixed criterion under IAS 32 and is therefore classified as a derivative financial liability, which is initially recognised at fair value and subsequently measured at fair value through profit or loss (“FVTPL”) in accordance with IFRS 9. Changes in fair value are recognised in profit or loss.

As of December 31, 2025, the Company fully wrote off the carrying value of all three classes of warrants following the reverse stock split. As a result of the anti-dilution adjustments, the exercise prices of the warrants increased significantly and were substantially higher than the prevailing market price of the Company’s common shares. Accordingly, management concluded that it was highly unlikely that the warrant holders would exercise the warrants, as it would be more economical to purchase the Company’s common shares directly in the open market. Consequently, management determined that the warrants had no recoverable value and fully impaired their carrying amount.

Management assessed the classification of these instruments in accordance with the provisions of IAS 32 – Financial Instruments: Presentation. Under IAS 32, a contract that may result in the issuance of a variable number of shares does not meet the definition of an equity instrument and must instead be classified as a derivative financial liability, measured at fair value through profit or loss.

As the warrants contain contingent settlement provisions that could result in variability in the settlement amount depending on the occurrence of uncertain future events, they do not qualify for equity classification. Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.

Type of Warrants	Issued	Exercise	Written off	Remaining
December 31, 2025	Units	Units	Units	Units
Series A	2,200,000	1,246,992	(953,008)	-
Series B	2,200,000	1,271,992	(928,008)	-
Exchange Listing	250,000	229,453	(20,547)	-

Type of Warrants	Issued	Exercise	Written off	Remaining
December 31, 2025	US$	US$	US$	US$
Alumni Capital – Convertible notes detachable warrant	2,100,000	-	-	2,100,000
Alumni Capital – ELOC detachable warrant	20,250,000	18,569,495	-	1,680,505

Type of Warrant	Issued	Exercise	Remaining
December 31, 2024
Series A	2,200,000	1,246,992	953,008
Series B	2,200,000	1,271,992	928,008
Exchange Listing	250,000	229,453	20,547

The Company applied a Black-Scholes and Monte Carlo pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	December 31, 2024		December 31, 2025
Exchange Listing

Share price	US$	2.26	US$	2.26
Exercise price / warrant	US$	4.00	US$	4.00
Expected volatility		130.14%		130.14%
Dividend yield		Nil		Nil
Expected term (years)		4.24 years		4.24 years
Annual risk-free interest rate		3.918%		3.918%

	December 31, 2024		December 31, 2025
Series A

Share price	US$	1.08	US$	1.08
Exercise price / warrant	US$	1.25	US$	1.25
Expected volatility		236.94%		236.94%
Dividend yield		Nil		Nil
Expected term (years)		4.00 years		4.00 years
Annual risk-free interest rate		3.918%		3.918%

	December 31, 2024		December 31, 2025
Series B

Share price	US$	1.08	US$	1.08
Exercise price / warrant	US$	1.25	US$	1.25
Expected volatility		236.94%		236.94%
Dividend yield		Nil		Nil
Expected term (years)		0.5 years		0.5 years
Annual risk-free interest rate		3.918%		3.918%

	December 31, 2025
Alumni Capital – Convertible notes detachable warrant

Share price	US$	0.53
Exercise price / warrant	US$	0.359
Expected volatility		178.65%
Dividend yield		Nil
Expected term (years)		1.00 year
Annual risk-free interest rate		4.15%
	December 31, 2025
Alumni Capital – ELOC detachable warrant

Share price	US$	0.53
Exercise price / warrant	US$	0.57
Expected volatility		178.65%
Dividend yield		Nil
Expected term (years)		1.58 years
Annual risk-free interest rate		4.15%

Movement of the fair value of the warrant liabilities during the year is as follows:

	December 31, 2024	December 31, 2025
	US$	US$

At beginning of the year	439,409	33,305
Additional	-	2,758,696
Exercised	(428,025)	(228,271)
Fair value change	33,977	95,015
Written off	-	(33,305)
Currency realignment	(12,056)	-
At end of the year	33,305	2,625,440